UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7136

Name of Fund:  BlackRock MuniYield Pennsylvania Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniYield Pennsylvania Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniYield Pennsylvania Insured Fund


Schedule of Investments as of January 31, 2007                                                                     (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                          Value
Pennsylvania - 124.7%

   $    2,000   Allegheny County, Pennsylvania, Hospital Development Authority, Health Center Revenue Bonds
                (University of Pittsburgh Medical Center Health System), Series B, 6% due 7/01/2026 (f)               $     2,447

        1,000   Allegheny County, Pennsylvania, Residential Finance Authority, S/F Mortgage Revenue Bonds, AMT,
                Series TT, 5% due 5/01/2035 (d)                                                                             1,018

        5,000   Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Refunding Bonds, Series A,
                5% due 12/01/2030 (f)                                                                                       5,262

        1,110   Bucks County, Pennsylvania, Water and Sewer Authority, Sewer System Revenue Refunding Bonds,
                4.75% due 6/01/2024 (e)                                                                                     1,150

        1,750   Chester County, Pennsylvania, Health and Education Facilities Authority, Revenue Refunding Bonds
                (Devereux Foundation), 5% due 11/01/2031                                                                    1,806

        5,500   Delaware County, Pennsylvania, IDA, Revenue Bonds (Pennsylvania Suburban Water Company Project),
                AMT, Series A, 5.15% due 9/01/2032 (a)                                                                      5,736

        4,770   Delaware County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds (Aqua Pennsylvania
                Inc. Project), AMT, Series B, 5% due 11/01/2036 (c)                                                         4,969

        1,500   Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, 5.75%
                due 7/01/2032                                                                                               1,792

        5,000   Erie County, Pennsylvania, Hospital Authority Revenue Bonds (Hamot Health Foundation), 5% due
                11/01/2035 (h)                                                                                              5,257

        4,000   Gettysburg, Pennsylvania, Municipal Authority, College Revenue Refunding Bonds, 5% due 8/15/2023 (f)        4,088

        4,000   Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster General Hospital
                Project), 5.50% due 9/15/2013 (j)                                                                           4,390

        3,000   Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Refunding Bonds (Saint
                Lukes Hospital of Bethlehem), 5.375% due 8/15/2013 (j)                                                      3,136

        5,000   Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light Utilities Corporation
                Project), Series A, 4.70% due 9/01/2029 (c)                                                                 5,078

        2,675   North Allegheny, Pennsylvania, School District, GO, Series C, 5.25% due 5/01/2027 (e)                       2,861

        5,000   Northampton Borough, Pennsylvania, Municipal Authority, Water Revenue Bonds, 5% due 5/15/2034 (f)           5,226

        6,000   Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds (Aqua
                Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (c)                                                   6,225

        3,055   Pennsbury, Pennsylvania, School District, GO, Refunding, 5.50% due 7/15/2012 (c)(j)                         3,312

        1,200   Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds (Waste
                Management Inc. Project), AMT, Series A, 5.10% due 10/01/2027                                               1,243



Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Pennsylvania Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDR          Economic Development Revenue Bonds
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
PCR          Pollution Control Revenue Bonds
S/F          Single-Family
VRDN         Variable Rate Demand Notes



BlackRock MuniYield Pennsylvania Insured Fund


Schedule of Investments as of January 31, 2007 (concluded)                                                         (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                          Value
Pennsylvania (concluded)

    $   2,500   Pennsylvania HFA, Revenue Bonds, DRIVERS, AMT, Series 1248Z, 6.54% due 10/01/2009 (f)(i)              $     2,615

        5,000   Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 92-A, 4.75% due 4/01/2031               5,016

        3,000   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (UPMC Health System),
                Series A, 6% due 1/15/2022                                                                                  3,243

        4,305   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (York College of
                Pennsylvania Project), Series EE1, 5% due 11/01/2033 (g)                                                    4,519

        8,845   Pennsylvania State Higher Educational Facilities Authority, State System Revenue Bonds, Series AE,
                4.75% due 6/15/2032 (f)                                                                                     9,073

        7,000   Pennsylvania State IDA, EDR, Refunding, 5.50% due 7/01/2020 (a)                                             7,599

        3,085   Pennsylvania State Public School Building Authority, Revenue Bonds (Lehigh Career and Technical
                Institute), 5.125% due 4/01/2013 (c)(j)                                                                     3,311

        2,000   Pennsylvania State Public School Building Authority, Revenue Bonds (Lehigh Career and Technical
                Institute), 5.25% due 4/01/2013 (c)(j)                                                                      2,160

        1,980   Pennsylvania State Public School Building Authority, School and Capital Appreciation Revenue Bonds
                (Corry Area School District), 4.85% due 12/15/2022 (e)(m)                                                     992

        1,980   Pennsylvania State Public School Building Authority, School and Capital Appreciation Revenue Bonds
                (Corry Area School District), 4.87% due 12/15/2023 (e)(m)                                                     947

        1,980   Pennsylvania State Public School Building Authority, School and Capital Appreciation Revenue Bonds
                (Corry Area School District), 4.89% due 12/15/2024 (e)(m)                                                     902

        1,980   Pennsylvania State Public School Building Authority, School and Capital Appreciation Revenue Bonds
                (Corry Area School District), 4.92% due 12/15/2025 (e)(m)                                                     858

        6,300   Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The School District
                of Philadelphia Project), 5% due 6/01/2013 (e)(j)                                                           6,729

       10,000   Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The School District
                of Philadelphia Project), 5.25% due 6/01/2013 (e)(j)                                                       10,821

        5,000   Pennsylvania State Public School Building Authority, School Lease Revenue Refunding Bonds (The School
                District of Philadelphia Project), Series B, 5% due 6/01/2033 (e)                                           5,274

        1,000   Philadelphia, Pennsylvania, Airport Revenue Bonds, AMT, Series A, 5% due 6/15/2024 (f)                      1,039

        4,000   Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue Refunding Bonds
                (Philadelphia Airport System Project), AMT, Series A, 5.50% due 7/01/2017 (c)                               4,251

        3,655   Philadelphia, Pennsylvania, Authority for Industrial Development, Airport Revenue Refunding Bonds
                (Philadelphia Airport System Project), AMT, Series A, 5.50% due 7/01/2018 (c)                               3,880

        9,125   Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds (City of
                Philadelphia Project), Series A, 5.375% due 2/15/2027 (f)                                                   9,316

        3,000   Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds, Series B,
                5.50% due 10/01/2020 (e)                                                                                    3,224

        4,680   Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds, Series B,
                5.50% due 10/01/2021 (e)                                                                                    5,013

       10,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998 General Ordinance, 4th Series, 5% due
                8/01/2032 (e)                                                                                              10,393

        3,900   Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, VRDN, Series 6, 3.61% due
                8/01/2031 (e)(l)                                                                                            3,900

          500   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital Revenue
                Refunding Bonds (Children's Hospital Project), VRDN, Series C, 3.67% due 7/01/2031 (f)(l)                     500

          600   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital Revenue
                Refunding Bonds (Children's Hospital Project), VRDN, Series D, 3.72% due 7/01/2031 (f)(l)                     600

        3,000   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority, Hospital Revenue
                Refunding Bonds (Presbyterian Medical Center), 6.65% due 12/01/2019 (b)                                     3,595

        3,000   Philadelphia, Pennsylvania, Housing Authority Revenue Bonds (Capital Fund Program), Series A, 5.50%
                due 12/01/2018 (e)                                                                                          3,240

        4,645   Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds, AMT, Series B, 5% due
                4/15/2027 (c)                                                                                               4,815

        1,750   Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds (Neighborhood Transformation),
                Series A, 5.50% due 4/15/2022 (c)                                                                           1,870

        5,000   Philadelphia, Pennsylvania, School District, GO, Series D, 5.125% due 6/01/2034 (c)                         5,258

        4,000   Philadelphia, Pennsylvania, School District, GO, Series D, 5.25% due 6/01/2034 (c)                          4,257

        8,245   Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and Sewer System Revenue Bonds, First
                Lien, 5% due 9/01/2033 (f)                                                                                  8,661

        6,000   Reading, Pennsylvania, School District, GO, 5% due 1/15/2029 (e)                                            6,346

        3,545   Reading, Pennsylvania, School District, GO, Series B, 4.37% due 1/15/2032 (c)(m)                            1,162

        2,600   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds (Guthrie Healthcare
                System), Series A, 5.875% due 12/01/2031                                                                    2,799

        6,145   Shaler Area School District, Pennsylvania, Capital Appreciation, GO, 4.765% due 9/01/2030 (g)(m)            2,122

        4,500   Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds, 5.375% due 3/01/2017 (c)         4,595

        2,525   Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds, 5.375% due 3/01/2022 (c)         2,578

        2,570   Westmoreland County, Pennsylvania, Municipal Authority, Municipal Service Revenue Bonds, 5.25% due
                8/15/2015 (e)(j)                                                                                            2,825

        4,125   Westmoreland County, Pennsylvania, Municipal Authority, Municipal Service Revenue Bonds, Series B,
                4.60% due 8/15/2030 (e)(m)                                                                                  1,408


Guam - 1.4%

        2,500   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT, Series C, 5%
                due 10/01/2023 (f)                                                                                          2,577


Puerto Rico - 10.6%

       10,795   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034                               11,173

        2,500   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series I,
                5.50% due 7/01/2025                                                                                         2,715

        5,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series I,
                5.375% due 7/01/2034                                                                                        5,348

                Total Municipal Bonds (Cost - $237,111) - 136.7%                                                          248,515




                Municipal Bonds Held in Trust (o)
Pennsylvania - 32.7%

        7,000   Luzerne County, Pennsylvania, IDA, Water Facility Revenue Refunding Bonds (Pennsylvania American
                Water Company Project), AMT, Series A, 5.10% due 9/01/2034 (a)                                              7,309

       15,000   Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The School District
                of Philadelphia Project), 5.25% due 6/01/2013 (e)(j)                                                       16,231

       15,000   Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, Sub-Series B, 5.50% due
                12/01/2013 (f)(j)                                                                                          16,502

        7,800   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A, 5.50% due 12/01/2031 (a)          8,558

       10,000   Philadelphia, Pennsylvania, School District, GO, Series B, 5.625% due 8/01/2012 (c)(j)                     10,908

                Total Municipal Bonds Held in Trust (Cost - $56,503) - 32.7%                                               59,508




       Shares
         Held   Short-Term Securities
           73   CMA Pennsylvania Municipal Money Fund, 2.99% (k)(n)                                                            73

                Total Short-Term Securities (Cost - $73) - 0.0%                                                                73

                Total Investments (Cost - $293,687*) - 169.4%                                                             308,096
                Other Assets Less Liabilities - 1.9%                                                                        3,357
                Liability for Trust Certificates, Including Interest Expense Payable - (15.2%)                           (27,571)
                Preferred Shares, at Redemption Value - (56.1%)                                                         (102,053)
                                                                                                                      -----------
                Net Assets Applicable to Common Shares - 100.0%                                                       $   181,829
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $             266,492
                                              =====================
    Gross unrealized appreciation             $              14,304
    Gross unrealized depreciation                             (100)
                                              ---------------------
    Net unrealized appreciation               $              14,204
                                              =====================

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FNMA/GNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) XL Capital Insured.

(h) CIFG Insured.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Prerefunded.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net          Dividend
    Affiliate                                     Activity        Income

    CMA Pennsylvania Municipal Money Fund            7           $     10


(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(n) Represents the current yield as of January 31, 2007.

(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

o Forward interest rate swaps outstanding as of January 31, 2007 were as follows:


                                                  Notional        Unrealized
                                                   Amount        Appreciation

    Pay a fixed rate of 3.59% and receive a
    floating rate based on 1-week Bond Market
    Association rate

    Broker, JPMorgan Chase
    Expires March 2017                           $     9,000      $      136

    Pay a fixed rate of 3.547% and receive a floating rate based on 1-week Bond Market
    Association rate

    Broker, JPMorgan Chase
    Expires March 2017                           $    15,000             272

    Pay a fixed rate of 5.24% and receive a
    floating rate based on 1-week Bond Market
    Association rate

    Broker, JPMorgan Chase
    Expires April 2017                           $    29,000             145
                                                                  ----------
    Total                                                         $      553
                                                                  ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield Pennsylvania Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield Pennsylvania Insured Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield Pennsylvania Insured Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniYield Pennsylvania Insured Fund, Inc.


Date:  March 26, 2007